Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 1,585	$ 1,418
Asia [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	317	440
Europe [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	457	362
South America [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	434	306
North America [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	242	193
Israel [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	104	95
Others [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 31	$ 22